Long-Term Liabilities - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Oct. 31, 2018	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, interest rate basis	LIBOR plus 5.5%
Repayments of borrowings			$ 24,708	$ 205,000
Non-Recourse Loan Agreement | Ganfeng
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings interest rate	10.00%
Percentage of right to purchase share of production	50.00%
Borrowing facility	$ 100,000
Repayments of borrowings		$ 25,000
Limited Recourse Loan Facility
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowing facility		$ 75,000